Convertible Notes - Summary of Senior and Junior Notes (Details) (USD $)	Apr. 30, 2012
Face value of the Notes	$ 9,601,069
Carrying amount of the Notes	5,909,799
Conversion feature	1,883,200
Senior warrants	1,808,070
Senior Notes I [Member]
Face value of the Notes	2,500,000
Carrying amount of the Notes	1,245,490
Conversion feature	327,790
Senior warrants	926,720
Senior Notes II [Member]
Face value of the Notes	4,600,000
Carrying amount of the Notes	3,090,820
Conversion feature	627,830
Senior warrants	881,350
TotalSeniorNotesMember
Face value of the Notes	7,100,000
Carrying amount of the Notes	4,336,310
Conversion feature	955,620
Senior warrants	1,808,070
Junior Notes [Member]
Face value of the Notes	2,501,069
Carrying amount of the Notes	1,573,489
Conversion feature	927,580
Senior warrants